Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.7%
	Apartments – 49.9%
76,883	American Campus Communities Inc	$4,303,142
163,143	American Homes 4 Rent, Class A	6,530,614
86,733	Apartment Income REIT Corp	4,636,746
84,358	Apartment Investment and Management Co, Class A (2)	617,501
27,212	AvalonBay Communities Inc	6,758,645
39,365	Camden Property Trust	6,542,463
8,271	Centerspace	811,551
75,784	Equity Residential	6,814,497
19,430	Essex Property Trust Inc	6,712,676
121,924	Independence Realty Trust Inc	3,223,671
168,969	Invitation Homes Inc	6,789,174
31,423	Mid-America Apartment Communities Inc	6,581,547
12,548	NexPoint Residential Trust Inc	1,133,210
116,157	UDR Inc	6,663,927
	Total Apartments	68,119,364
	Diversified – 1.3%
25,259	UMH Properties Inc	621,119
46,738	Washington Real Estate Investment Trust	1,191,819
	Total Diversified	1,812,938
	Hotels – 17.3%
117,333	Apple Hospitality REIT Inc	2,108,474
18,319	Ashford Hospitality Trust Inc (2)	186,854
27,023	Chatham Lodging Trust (2)	372,647
116,308	DiamondRock Hospitality Co (2)	1,174,711
18,301	Hersha Hospitality Trust (2)	166,173
368,141	Host Hotels & Resorts Inc	7,152,980
130,653	Park Hotels & Resorts Inc	2,551,653
72,588	Pebblebrook Hotel Trust	1,776,954
92,014	RLJ Lodging Trust	1,295,557
30,424	Ryman Hospitality Properties Inc (2)	2,822,435
91,010	Service Properties Trust	803,618
58,988	Summit Hotel Properties Inc (2)	587,520
121,181	Sunstone Hotel Investors Inc (2)	1,427,512

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    March 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Hotels (continued)
63,071	Xenia Hotels & Resorts Inc (2)	$1,216,640
	Total Hotels	23,643,728
	Manufactured Homes – 9.6%
86,293	Equity LifeStyle Properties Inc	6,599,688
37,168	Sun Communities Inc	6,515,179
	Total Manufactured Homes	13,114,867
	Self-Storage – 21.6%
120,892	CubeSmart	6,290,011
33,603	Extra Space Storage Inc	6,908,777
45,316	Life Storage Inc	6,363,726
45,273	National Storage Affiliates Trust	2,841,333
17,997	Public Storage	7,023,869
	Total Self-Storage	29,427,716
	Total Long-Term Investments (cost $126,173,301)	136,118,613
	Other Assets Less Liabilities – 0.3%	473,607
	Net Assets – 100%	$136,592,220
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$136,118,613	$ —	$ —	$136,118,613

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust
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